Annual Total Returns[BarChart] - Short Oil and Gas ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(22.82%)	(14.44%)	(9.48%)	(23.75%)	5.36%	18.12%	(26.60%)	(0.44%)	18.95%	(10.86%)